John Hancock

Financial Opportunities Fund

Quarterly portfolio holdings 3/31/19

Fund’s investments

As of 3-31-19 (unaudited)

	Shares	Value
Common stocks 113.2% (93.2% of Total investments)		$668,154,694
(Cost $422,614,880)
Financials 111.3%		656,632,673

Banks 99.5%
1st Source Corp.	121,706	5,465,816
American Riviera Bank (A)	111,111	2,027,776
Ameris Bancorp	306,471	10,527,279
Atlantic Capital Bancshares, Inc. (A)	202,690	3,613,963
Avidbank Holdings, Inc. (A)	200,000	4,630,000
Bank of America Corp. (B)	551,669	15,220,548
Bank of Commerce Holdings	79,361	837,259
Bank of Marin Bancorp	117,462	4,779,529
Bar Harbor Bankshares	129,698	3,355,287
Baycom Corp. (A)	79,604	1,802,235
Berkshire Hills Bancorp, Inc.	334,441	9,110,173
BOK Financial Corp.	39,621	3,231,093
Bryn Mawr Bank Corp.	80,000	2,890,400
Business First Bancshares, Inc.	41,742	1,024,349
Cadence Bancorp	286,424	5,313,165
California Bancorp, Inc. (A)	19,085	362,854
California Bancorp, Inc. (A)	21,059	410,651
Cambridge Bancorp	9,795	811,516
Camden National Corp.	55,164	2,301,442
Carolina Financial Corp.	70,982	2,455,267
Carolina Trust Bancshares, Inc. (A)	325,000	2,665,000
Centric Financial Corp. (A)	275,000	2,681,250
Chemical Financial Corp. (B)(C)	217,502	8,952,382
Citigroup, Inc.	247,747	15,414,818
Citizens Financial Group, Inc.	503,303	16,357,348
City Holding Company	39,363	2,999,067
Civista Bancshares, Inc.	127,682	2,787,298
Coastal Financial Corp. (A)	92,545	1,572,340
Columbia Banking System, Inc.	183,487	5,998,190
Comerica, Inc.	176,778	12,961,363
Commerce Bancshares, Inc. (B)(C)	82,872	4,811,548
Communities First Financial Corp. (A)	115,523	2,685,910
County Bancorp, Inc.	62,184	1,094,438
Cullen/Frost Bankers, Inc. (B)(C)	178,964	17,372,035
DNB Financial Corp.	78,515	2,965,512
Eagle Bancorp Montana, Inc.	82,912	1,404,529
Equity Bancshares, Inc., Class A (A)	130,915	3,770,352
Evans Bancorp, Inc.	69,760	2,486,944
Fifth Third Bancorp (B)(C)	579,290	14,609,684
First Bancorp, Inc.	266,499	6,641,155
First Business Financial Services, Inc.	60,700	1,215,214
First Citizens BancShares, Inc., Class A	15,038	6,123,474
First Community Corp.	136,228	2,597,868
First Financial Bancorp	403,431	9,706,550
First Hawaiian, Inc.	333,930	8,698,877
First Horizon National Corp. (B)(C)	108,740	1,520,185
First Merchants Corp.	118,683	4,373,469
First Mid-Illinois Bancshares, Inc.	28,496	949,487
Flushing Financial Corp.	139,050	3,049,367
FNB Corp. (B)(C)	706,188	7,485,593

2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
German American Bancorp, Inc.	139,432	$4,099,301
Glacier Bancorp, Inc. (B)(C)	116,005	4,648,320
Great Southern Bancorp, Inc.	40,257	2,089,338
Great Western Bancorp, Inc.	149,171	4,712,312
Hancock Whitney Corp.	245,752	9,928,381
Heritage Commerce Corp.	371,642	4,496,868
Heritage Financial Corp.	189,099	5,699,444
HomeTown Bankshares Corp.	224,720	3,215,743
Horizon Bancorp, Inc.	404,586	6,509,789
Howard Bancorp, Inc. (A)	156,530	2,318,209
Huntington Bancshares, Inc. (B)(C)	258,930	3,283,232
Independent Bank Corp. (MA) (B)(C)	146,636	11,878,982
Independent Bank Corp. (MI)	125,407	2,696,251
JPMorgan Chase & Co. (B)	189,766	19,210,012
KeyCorp	827,532	13,033,629
Level One Bancorp, Inc. (B)(C)	68,719	1,598,404
M&T Bank Corp.	124,860	19,605,517
Mackinac Financial Corp.	72,333	1,138,521
MidWestOne Financial Group, Inc.	38,224	1,041,604
MutualFirst Financial, Inc.	100,539	3,013,154
National Commerce Corp. (A)	71,147	2,789,674
Nicolet Bankshares, Inc. (A)	35,912	2,140,355
Northrim Bancorp, Inc.	99,739	3,433,016
Old National Bancorp (B)(C)	419,575	6,881,030
Old Second Bancorp, Inc.	202,363	2,547,750
Pacific Premier Bancorp, Inc.	272,448	7,228,045
PacWest Bancorp (B)(C)	201,725	7,586,877
Park National Corp.	49,695	4,708,601
Peoples Bancorp, Inc.	122,945	3,807,607
Pinnacle Financial Partners, Inc. (B)(C)	126,415	6,914,901
Presidio Bank (A)	58,009	1,508,234
Prime Meridian Holding Company	108,010	2,208,805
QCR Holdings, Inc.	70,803	2,401,638
Regions Financial Corp.	723,674	10,239,987
Renasant Corp.	185,399	6,275,756
Shore Bancshares, Inc.	183,579	2,737,163
South Atlantic Bancshares, Inc. (A)	265,755	3,231,581
South State Corp.	93,903	6,417,331
Southern First Bancshares, Inc. (A)	131,586	4,456,818
Stock Yards Bancorp, Inc.	98,689	3,336,675
SunTrust Banks, Inc.	296,433	17,563,655
Synovus Financial Corp.	198,760	6,829,394
The Community Financial Corp.	50,699	1,438,331
The First Bancshares, Inc.	210,000	6,489,000
The First of Long Island Corp.	57,322	1,257,071
The PNC Financial Services Group, Inc. (B)(C)	148,765	18,247,515
Towne Bank	157,856	3,906,936
TriCo Bancshares	202,536	7,957,639
U.S. Bancorp	318,276	15,337,720
Union Bankshares Corp.	252,536	8,164,489
United Bancorporation of Alabama, Inc. (A)	150,000	2,900,548
United Bankshares, Inc. (B)(C)	125,661	4,553,955
United Community Banks, Inc.	111,192	2,772,017

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Washington Trust Bancorp, Inc.	123,905	$5,966,026
Zions Bancorp NA (B)(C)	282,210	12,815,156
Capital markets 5.6%
Ares Management Corp., Class A	217,118	5,039,309
Hercules Capital, Inc. (B)(C)	142,000	1,797,720
KKR & Company, Inc., Class A (B)(C)	355,776	8,357,178
Oaktree Specialty Lending Corp.	837,762	4,339,607
The Blackstone Group LP	243,005	8,497,885
TPG Specialty Lending, Inc. (B)(C)	243,379	4,867,580
Insurance 0.3%
Gjensidige Forsikring ASA	90,598	1,566,024
Thrifts and mortgage finance 5.9%
Citizens Community Bancorp, Inc.	107,710	1,284,980
First Defiance Financial Corp.	221,030	6,352,402
OP Bancorp	135,370	1,184,488
Provident Financial Holdings, Inc.	97,339	1,938,993
Provident Financial Services, Inc.	155,989	4,038,555
Southern Missouri Bancorp, Inc.	112,188	3,455,390
United Community Financial Corp.	634,588	5,933,398
Westbury Bancorp, Inc. (A)	88,349	1,996,687
WSFS Financial Corp.	222,599	8,592,321
Information technology 0.5%		3,188,667

IT services 0.5%
EVERTEC, Inc.	114,659	3,188,667
Real estate 1.4%		8,333,354

Equity real estate investment trusts 1.4%
Park Hotels & Resorts, Inc. (B)(C)	50,154	1,558,786
Simon Property Group, Inc.	37,180	6,774,568
Preferred securities 3.4% (2.8% of Total investments)		$20,300,038
(Cost $17,344,137)
Financials 2.8%		16,572,597

Banks 1.4%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.469% (D)	135,075	3,517,353
SB Financial Group, Inc., 6.500%	250,000	4,612,829
Capital markets 0.7%
JMP Group, Inc., 8.000%	64,509	1,645,947
The Carlyle Group LP, 5.875%	122,148	2,795,968
Mortgage real estate investment trusts 0.7%
Invesco Mortgage Capital, Inc. (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	150,000	4,000,500
Real estate 0.6%		3,727,441

Equity real estate investment trusts 0.6%
Bluerock Residential Growth REIT, Inc., 8.250%	84,140	2,236,441
Sotherly Hotels, Inc., 8.000%	60,000	1,491,000
Investment companies 0.6% (0.5% of Total investments)		$3,660,251
(Cost $4,323,234)
Eagle Point Credit Company, Inc. (B)(C)	219,967	3,660,251

4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 2.2% (1.8% of Total investments)				$13,057,972
(Cost $13,000,000)
Financials 2.2%				13,057,972

Banks 2.2%
Avidbank Holdings, Inc. (6.875% to 11-15-20, then 3 month LIBOR + 5.367%) (E)	6.875	11-15-25	3,000,000	3,061,000
First Business Financial Services, Inc. (F)	6.500	09-01-24	5,000,000	4,875,939
Northeast Bancorp (6.750% to 7-1-21, then 3 month LIBOR + 5.570%) (E)	6.750	07-01-26	5,000,000	5,121,033
Convertible bonds 0.6% (0.5% of Total investments)				$3,400,983
(Cost $3,390,000)
Financials 0.6%				3,400,983

Insurance 0.6%
AXA SA (B)(E)	7.250	05-15-21	3,390,000	3,400,983
Certificate of deposit 0.0% (0.0% of Total investments)				$79,106
(Cost $79,104)
Country Bank for Savings	1.140	08-27-20	2,056	2,056
Eastern Savings Bank	0.200	04-22-19	1,946	1,946
First Bank Richmond	0.990	12-05-19	21,010	21,010
First Bank System, Inc.	0.600	04-03-19	5,015	5,015
Home National Bank	1.739	11-04-21	18,927	18,927
Hudson United Bank	0.800	04-23-19	2,188	2,188
Machias Savings Bank	0.500	05-29-19	1,986	1,986
mBank	0.100	01-07-20	3,048	3,048
Midstate Federal Savings and Loan	0.500	05-30-19	2,030	2,030
Milford Federal Savings and Loan Bank	0.300	04-24-19	2,046	2,046
Mount McKinley Savings Bank	0.500	12-03-20	1,717	1,717
Mt. Washington Bank	0.650	10-31-19	1,924	1,924
MutualOne Bank	0.900	09-09-19	4,084	4,084
Newburyport Five Cents Savings Bank	0.700	10-19-20	2,122	2,122
Newport Federal Savings Bank	0.450	05-30-19	1,964	1,964
OBA Federal Savings and Loan	0.400	06-17-19	1,346	1,346
Salem Five Bank	0.250	12-17-19	1,739	1,739
Sunshine Federal Savings and Loan Association	0.500	05-10-19	2,045	2,045
The Milford Bank	0.250	06-10-19	1,913	1,913

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.4% (1.2% of Total investments)				$8,186,000
(Cost $8,186,000)
U.S. Government Agency 0.9%				5,279,000

Federal Home Loan Bank Discount Note	2.250	04-01-19	5,279,000	5,279,000

			Par value^	Value
Repurchase agreement 0.5%				2,907,000

Repurchase Agreement with State Street Corp. dated 3-29-19 at 1.300% to be repurchased at $2,907,315 on 4-1-19, collateralized by $2,925,000 U.S. Treasury Notes, 2.750% due 9-15-21 (valued at $2,965,400, including interest)			2,907,000	2,907,000
Total investments (Cost $468,937,355) 121.4%				$716,839,044
Other assets and liabilities, net (21.4%)				(126,578,278)
Total net assets 100.0%				$590,260,766

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	5

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)

All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 3-31-19 was $130,398,083. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $113,904,046.

(C)	All or a portion of this security is on loan as of 3-31-19, and is a component of the fund’s leverage under the Liquidity Agreement.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES

SWAPS

Interest rate swaps

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received		Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	10,000,000	USD	Fixed 1.427%	USD LIBOR BBA	(a)	Semi-Annual	Quarterly	Aug 2019	—	$60,782	$60,782
Centrally cleared	5,000,000	USD	Fixed 1.295%	USD LIBOR BBA	(a)	Semi-Annual	Quarterly	Aug 2019	—	33,691	33,691
Centrally cleared	5,000,000	USD	Fixed 1.594%	USD LIBOR BBA	(a)	Semi-Annual	Quarterly	Dec 2020	—	53,897	53,897
Centrally cleared	5,000,000	USD	Fixed 1.790%	USD LIBOR BBA	(a)	Semi-Annual	Quarterly	Aug 2022	—	87,768	87,768
									—	$236,138	$236,138

(a)	At 3-31-19, the 3 month LIBOR was 2.600%

Derivatives Currency Abbreviations

USD U.S. Dollar

Derivatives Abbreviations

BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	7

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including closed-end funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of March 31, 2019, by major security category or type:

	Total value at 3-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	$587,390,156	$579,236,699	$8,153,457	—
Capital markets	32,899,279	32,899,279	—	—
Insurance	1,566,024	—	1,566,024	—
Thrifts and mortgage finance	34,777,214	34,777,214	—	—
Information technology
IT services	3,188,667	3,188,667	—	—
Real estate
Equity real estate investment trusts	8,333,354	8,333,354	—	—
Preferred securities
Financials
Banks	8,130,182	3,517,353	4,612,829	—
Capital markets	4,441,915	4,441,915	—	—
Mortgage real estate investment trusts	4,000,500	4,000,500	—	—
Real estate
Equity real estate investment trusts	3,727,441	2,236,441	1,491,000	—
Investment companies	3,660,251	3,660,251	—	—
Corporate bonds

8

	Total value at 3-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Financials
Banks	13,057,972	—	8,182,033	$4,875,939
Convertible bonds	3,400,983	—	3,400,983	—
Certificate of deposit	79,106	—	79,106	—
Short-term investments	8,186,000	—	8,186,000	—
Total investments in securities	$716,839,044	$676,291,673	$35,671,432	$4,875,939
Derivatives:
Assets
Swap contracts	$236,138	—	$236,138	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended March 31, 2019, the fund used interest rate swaps to manage against anticipated interest rate changes.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

9

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170

Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

This report is for the information of the shareholders of John Hancock Financial Opportunities Fund.	P9Q1 03/19 5/19